STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands	Total	Share capital	Additional paid-in capital	Treasury shares at cost	Accumulated other comprehensive income (Loss)	Retained earnings
Balance at Dec. 31, 2009	$ 2,319,718	$ 774	$ 527,874	$ (1,199,752)	$ 12,555	$ 2,978,267
Excess Tax benefit from stock-based compensation	4,763		4,763
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted	103,815		12,459	93,370		(2,014)
Treasury shares at cost	(200,000)			(200,000)
Stock-based compensation expense related to employees	35,180		35,180
Other comprehensive income, net of tax	3,029				3,029
Net income	452,826					452,826
Balance at Dec. 31, 2010	2,719,331	774	580,276	(1,306,382)	15,584	3,429,079
Excess Tax benefit from stock-based compensation	7,956		7,956
Acquisition of non-controlling interest in Sofaware	(6,556)		(6,556)
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted	71,493		8,997	62,496
Treasury shares at cost	(300,000)			(300,000)
Stock-based compensation expense related to employees	39,835		39,835
Other comprehensive income, net of tax	(2,934)				(2,934)
Net income	543,966					543,966
Balance at Dec. 31, 2011	3,073,091	774	630,508	(1,543,886)	12,650	3,973,045
Excess Tax benefit from stock-based compensation	11,128		11,128
Issuance of treasury shares under stock plans, upon exercise of options and vesting of restricted	61,011		6,289	54,722
Treasury shares at cost	(466,164)			(466,164)
Stock-based compensation expense related to employees	45,287		45,287
Other comprehensive income, net of tax	1,956				1,956
Net income	620,000					620,000
Balance at Dec. 31, 2012	$ 3,346,309	$ 774	$ 693,212	$ (1,955,328)	$ 14,606	$ 4,593,045